ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Feb. 14, 2022
Restructuring Cost and Reserve [Line Items]
Cash paid	$ 1,085,450
Common Stock, Shares Subscribed but Unissued	5,204,352	135,000,000
TGRI [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	50,762,987